Revenues by Product Lines (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Products and licenses		$ 559,026	$ 572,964	$ 555,792
Security subscriptions		480,352	389,885	318,624
Software updates and maintenance		815,280	778,452	755,422
Total revenues		1,854,658	1,741,301	1,629,838
Network Security Gateways
Revenue from External Customer [Line Items]
Products and licenses		506,057	516,254	485,778
Other
Revenue from External Customer [Line Items]
Products and licenses	[1]	$ 52,969	$ 56,710	$ 70,014

[1]	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.